Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details)	Dec. 31, 2024 USD ($)
Schedule of Future Amortization of Intangible Assets [Abstract]
2025	$ 540,589
2026	500,064
2027	464,786
2028	397,345
Thereafter	1,135,465
Total	$ 3,038,250